STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

December 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
China - 2.4%
Alibaba Group Holding, ADR	67,808	[a]	14,382,077
Tencent Holdings	243,313	[a]	11,728,034
			26,110,111
Denmark - 1.3%
Chr. Hansen Holding	180,902		14,375,814
France - 10.0%
AXA	524,356	[a]	14,768,952
Bureau Veritas	502,985	[a]	13,123,252
L'Oreal	67,202	[a]	19,900,448
Thales	212,521		22,055,362
Total	205,465		11,339,128
Valeo	220,085	[a]	7,754,166
Vivendi	723,668	[a]	20,959,085
			109,900,393
Germany - 11.0%
Bayer	245,330	[a]	20,036,341
Deutsche Post	480,536	[a]	18,331,976
Deutsche Wohnen	183,164	[a]	7,482,673
HELLA GmbH & Co.	140,807	[a]	7,792,918
Infineon Technologies	400,448		9,122,897
LEG Immobilien	163,613	[a]	19,371,032
SAP	285,246	[a]	38,497,640
			120,635,477
Hong Kong - 2.9%
AIA Group	3,060,712	[a]	32,129,954
India - .3%
Vakrangee	4,900,780	[a]	3,278,486
Ireland - .8%
AIB Group	2,492,862	[a]	8,685,132
Japan - 22.1%
Ebara	186,100		5,694,929
FANUC	59,300	[a]	11,095,384
Japan Airlines	336,486		10,519,930
Japan Tobacco	407,400		9,120,616
M3	318,400		9,684,893
Pan Pacific International Holdings	1,106,100		18,435,848
Recruit Holdings	694,213		26,189,122
Seven & i Holdings	351,200		12,938,692
Sony	429,200		29,234,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Japan - 22.1% (continued)
Sugi Holdings	282,900		14,997,046
Suntory Beverage & Food	299,600		12,532,161
Suzuki Motor	547,100		22,995,773
TechnoPro Holdings	446,100		31,408,265
Topcon	903,400		11,831,376
Toyota Industries	255,100		14,861,562
			241,540,415
Netherlands - 4.7%
Royal Dutch Shell, Cl. B	862,619		25,589,090
Wolters Kluwer	361,542	[a]	26,368,319
			51,957,409
Norway - 2.2%
DNB	674,617	[a]	12,602,051
Mowi	444,401		11,551,298
			24,153,349
South Korea - 1.3%
Samsung SDI	67,942		13,865,115
Sweden - 1.3%
Swedbank, Cl. A	965,823	[a]	14,379,563
Switzerland - 13.0%
Alcon	166,113	[a]	9,405,861
Credit Suisse Group	850,534	[a]	11,517,099
Lonza Group	24,168	[a]	8,820,146
Novartis	430,641	[a]	40,892,651
Roche Holding	127,723	[a]	41,439,370
Zurich Insurance Group	72,677	[a]	29,820,249
			141,895,376
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing, ADR	363,775		21,135,328
United Kingdom - 24.0%
Anglo American	266,522	[a]	7,671,451
Associated British Foods	357,900		12,316,451
B&M European Value Retail	1,299,827		7,052,291
Barclays	12,324,636	[a]	29,326,612
Diageo	561,656	[a]	23,810,745
Ferguson	178,994		16,241,039
GlaxoSmithKline	1,631,120		38,436,746
Informa	1,542,891	[a]	17,514,624
M&G	567,444	[a]	1,782,881
Persimmon	412,868	[a]	14,738,550
Prudential	567,445	[a]	10,891,230
RELX	1,141,025	[a]	28,746,279
Royal Bank of Scotland Group	5,536,002	[a]	17,621,171

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
United Kingdom - 24.0% (continued)
St. James's Place		1,011,156	[a]	15,597,048
Unilever		372,035		21,378,876
				263,125,994
Total Common Stocks (cost $851,091,606)				1,087,167,916
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,071,255)	1.60	3,071,255	[b]	3,071,255
Total Investments (cost $854,162,861)		99.5%		1,090,239,171
Cash and Receivables (Net)		.5%		5,180,020
Net Assets		100.0%		1,095,419,191

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,087,167,916	-	-	1,087,167,916
Investment Companies	3,071,255	-	-	3,071,255
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	99,957	-	99,957
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,552,752)	-	(1,552,752)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

December 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Company
Swiss Franc	167,688	United States Dollar	173,123	1/3/2020	184
UBS Securities
British Pound	16,289,000	United States Dollar	21,485,973	1/15/2020	99,773
United States Dollar	20,032,994	British Pound	16,289,000	1/15/2020	(1,552,752)
Gross Unrealized Appreciation					99,957
Gross Unrealized Depreciation					(1,552,752)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to

NOTES

sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2019, accumulated net unrealized appreciation on investments was $236,076,310, consisting of $268,171,909 gross unrealized appreciation and $32,095,599 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.